Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following table summarizes the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2020	2019
Trade accounts receivable, gross	$410,403	$461,365

Reserves for sales deductions:
Chargebacks	(104,552)	(109,763)
Other sales deductions	(50,844)	(78,508)
Customer rebates	(17,012)	(34,757)
Allowance for doubtful accounts	(2,774)	(392)
Trade accounts receivable, net	$235,221	$237,945

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2020	2019
Government authorities	$16,257	$28,857
Due from related parties	7,839	8,987
Prepaid expenses	6,638	7,075
Advances to suppliers	1,868	1,062
Interest receivable	760	825
Other	2,205	556
	$35,567	$47,362